BUSINESS COMBINATIONS AND SALES - Narrative (Details) - CAD ($) $ in Millions			1 Months Ended	6 Months Ended			12 Months Ended
	Jul. 01, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Gain on disposition of data centres							$ 69	$ 0
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest		37.50%				37.50%
Maple Leaf Sports & Entertainment Ltd.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	75.00%						75.00%
Proportion of ownership interests held by non-controlling interests	25.00%
Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of assets held for sale			$ 184
Gain on disposition of data centres			$ 69
MLSE Transaction
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	37.50%
Cash consideration	$ 4,700
Non-cash gain on remeasuring to interest in acquiree previously held	5,000
Property, plant and equipment recognised as of acquisition date	1,000
Identifiable intangible assets recognised as of acquisition date	11,578
Goodwill recognised as of acquisition date	4,000
Goodwill expected to be deductible for tax purposes	$ 0
Increase in intangible assets recognised as of acquisition date				$ 180
Increase in investments recognized as of acquisition date				47
Decrease in put liabilities recognised as of acquisition date				26
Increase in deferred tax liabilities recognised as of acquisition date				65
Decrease in goodwill				$ 220
Revenue of acquiree since acquisition date					$ 600
Net income of acquiree since acquisition date					$ 50
Revenue of combined entity as if combination occurred at beginning of period							$ 22,500
Net income of combined entity as if combination occurred at beginning of period							$ 6,900
MLSE Transaction | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible asset useful life	16 years
MLSE Transaction | Minimum | Ticket holder and sponsor relationships
Disclosure of detailed information about business combination [line items]
Intangible asset useful life	25 years
MLSE Transaction | Maximum | Ticket holder and sponsor relationships
Disclosure of detailed information about business combination [line items]
Intangible asset useful life	30 years